Document and Entity Information	Aug. 08, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001757715
Document Type	8-K
Document Period End Date	Aug. 08, 2023
Entity Registrant Name	Aterian, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38937
Entity Tax Identification Number	83-1739858
Entity Address, Address Line One	Aterian, Inc.
Entity Address, Address Line Two	350 Springfield Avenue, Suite 200
Entity Address, City or Town	Summit
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07901
City Area Code	(347)
Local Phone Number	676-1681
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	ATER
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false